[SIDLEY AUSTIN LLP LETTERHEAD]
September 14, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Quadriga Superfund, L.P. (“Registrant”) — Amendment No. 1 to Registration Statement on Form S-1 (Registration No. 333-136804)
Ladies and Gentlemen:
     Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 1 to the Registration Statement on Form S-1 relating to an offering of Registrant’s Units of Limited Partnership Interest. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Superfund Capital Management, Inc., the Registrant’s general partner, for five years. The purpose of this filing is to address comments raised by the Commission Staff in connection with the Registrant’s Registration Statement (Registration No. 333-136804) filed with the Commission on August 22, 2006. In connection with Registrant’s Registration Statement filed on August 22, 2006, the Registrant paid a total amount of $48,150 of registration fees relating to the additional registration of $450,000,000 of Units of Limited Partnership Interest.
     Thank you very much for your attention to this filing. If you have any questions, please do not hesitate to contact me at (312) 853-4167

Very truly yours,
/s/ Daniel F. Spies

cc: James B. Biery